UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

Bluestone Community Development Fund

(Exact name of registrant as specified in charter)

37 West Avenue, Suite 301

Wayne, Pennsylvania 19087

(Address of principal executive offices) (Zip code)

Lee A. Calfo

Bluestone Community Development Fund

37 West Avenue, Suite 301

Wayne, PA 19087

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 337-6500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 80.04%
Hospitality Properties — 15.97%
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	$4,502,255	$4,500,000	$4,593,960
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	7.750%		10/1/2039	947,389	913,252	929,206
Vaibhav Laxmi, Inc., Illinois, 8/14/2015	5 Year Libor + 4.750% (6.500% Floor)	6.000	%(c)	9/1/2026	1,597,120	1,597,033	1,587,260
Total Hospitality Properties							7,110,426
Multi-Purpose Properties — 64.07%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,411,533	2,327,379	2,362,243
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	6.187%		2/1/2044	1,621,653	1,596,340	1,621,084
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,306,890	2,226,989	2,103,636
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000% (5.125% Floor)	6.836%		5/1/2040	320,761	307,074	310,575
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	4,091,647	4,094,071	4,022,630
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014	3 Year Libor + 5.150% (6.300% Floor)	6.020	%(c)	12/1/2044	343,213	343,213	337,396
BT Vineland, LLC, California, 1/5/2015	3 Year Libor + 5.400% (6.740% Floor)	6.162	%(c)	1/1/2045	905,871	906,356	894,990
CBERT Williston, LLC, North Dakota, 9/18/2015	5 Year Libor + 4.250% (5.132% Floor)	6.450%		1/1/2038	1,204,337	1,168,729	780,863
CV Investment Properties, LLC, Arizona, 5/29/2014	5 Year Libor + 4.750% (6.000% Floor)	7.821%		10/30/2038	615,100	585,675	616,721
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	513,490	499,290	503,159
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%		3/10/2040	1,722,114	1,644,051	1,669,862
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%		6/1/2046	1,275,155	1,234,605	1,257,507
Palomar Oaks Corp., California, 1/30/2014	5 Year Libor + 4.500% (6.280% Floor)	7.180%		2/1/2039	1,263,500	1,242,120	1,254,404
Rayr Holdings, LLC, California, 7/31/2015	3 Year Libor + 5.775% (7.025% Floor)	8.628%		7/1/2045	936,353	892,331	914,925

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Ruby View Investments, LLC, Nevada, 5/15/2014	5 Year Libor + 4.000% (6.500% Floor)	6.500%		6/26/2037	$1,980,492	$1,896,867	$1,918,624
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014	Prime + 2.250% (5.500% Floor)	6.620%		2/15/2044	651,888	651,888	647,605
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	6.980%		9/12/2023	628,836	622,449	629,962
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,752,945	1,750,000	1,746,990
South Washington Street Realty, LLC, Indiana, 7/21/2016	3 Year Libor + 5.160% (5.910% Floor)	6.035%		7/1/2046	291,562	281,768	287,797
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073%		9/15/2044	1,815,693	1,815,628	1,845,513
Storage Fit, LLC, Texas, 2/12/2015	5 Year Libor + 5.750% (7.390% Floor)	5.140	%(c)	3/1/2045	403,369	403,700	396,179
Watson Kellogg Property, LLC, Idaho, 2/9/2015	5 Year Libor + 4.250% (5.700% Floor)	5.920%		6/1/2040	633,194	607,219	621,701
Watson Osburn Property, LLC, Idaho, 2/9/2015	5 Year Libor + 4.250% (5.700% Floor)	5.880%		6/1/2040	506,454	484,917	496,667
ZC Park, LLC, Arizona, 10/17/2014	5 Year Libor + 4.000% (5.880% Floor)	5.880%		10/15/2044	1,324,780	1,266,178	1,278,081
Total Multi-Purpose Properties							28,519,114
Total 504 First Lien Loans (identified cost of $36,567,594)							$35,629,540

	Shares	Fair Value
Short-Term Investments — 19.68%
Morgan Stanley Liquidity Fund - Institutional Class, 2.30%(e)	8,758,263	$8,758,263
Total Short-Term Investments (Cost $8,758,263)		8,758,263

Total Investments — 99.72% Cost ($45,325,857)		44,387,803
Other Assets in Excess of Liabilities — 0.28%		124,505
TOTAL NET ASSETS — 100.00%		$44,512,308

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(a)	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.

(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of March 31, 2019 was $36,567,594 and $35,629,540, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

(d)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of March 31, 2019.

See accompanying notes to schedule of investments.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of Bluestone Community Development Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$7,110,426	$7,110,426
Multi-purpose Properties	-	-	28,519,114	28,519,114
Short-Term Investment	8,758,263	-	-	8,758,263
Total	$8,758,263	$-	$35,629,540	$44,387,803

*	For the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of June 30, 2018	Purchase and funding of investments	Proceeds from principal payments*	Net realized gain on investments	Net change in unrealized appreciation on investments	Amortization of discount and premium	Balance as of March 31, 2019
Hospitality Properties[1]	$6,977,959	$-	$(31,280)	$-	$164,287	$(540)	$7,110,426
Multipurpose Properties[2]	32,283,494	-	(4,253,986)	-	502,709	(13,103)	28,519,114
Total Investments	$39,261,453	$-	$(4,285,266)	$-	$666,996	$(13,643)	$35,629,540

*	Inclusive of net realized paydown losses.
[1]	Change in unrealized appreciation from Hospitality Properties held at March 31, 2019 is $164,287
[2]	Change in unrealized appreciation from Multi-Purpose Properties held at March 31, 2019 is $400,728

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2019:

Type of Level 3 Investment	FairValue as of March 31, 2019	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input
Hospitality Properties	$7,110,426	Discounted Cash Flows	Purchase Price	$100.52	$100 - 104	Decrease**
			Debt Service Coverage Ratio	1.86	1.34-2.03	N/A*
			Effective Loan to Value Ratio	45.55%	42% - 53%	Decrease
			Average Personal Credit Score	732	687-761	N/A*

Multipurpose Properties	$28,519,114	Discounted Cash Flows	Purchase Price	$102.51	$100 - 105	Decrease**
			Debt Service Coverage Ratio	1.60	0.78 - 4.29	N/A*
			Effective Loan to Value Ratio	53.92%	39% - 119%	Decrease
			Average Personal Credit Score	759	685 - 819	N/A*

Total Level 3 Investments	$35,629,540

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes

At March 31, 2019, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$45,325,857

Gross unrealized appreciation	$124,273
Gross unrealized depreciation	(1,062,327)

Net unrealized appreciation/(depreciation) on investments	$(938,054)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluestone Community Development Fund

By (Signature and Title)	/s/ Lee A. Calfo
Lee A. Calfo, President
(principal executive officer)

Date	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lee A. Calfo
Lee A. Calfo, President
(principal executive officer)

Date	May 30, 2019

By (Signature and Title)	/s/ Joseph Gladue
Joseph Gladue, Treasurer
(principal financial officer)

Date	May 30, 2019